Derivatives Derivatives, Credit-Risk Contingent Feature Textuals (Details) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Derivatives [Abstract]
Net derivative liabilities with credit-risk contingent features	$ 12.2	$ 10.5
Collateral posted	11.0	9.0
Additional collateral to be posted upon a below investment grade credit rating	$ 1.2	$ 1.5